Leases (Tables)	12 Months Ended
Jun. 30, 2022
Presentation Of Leases For Lessee [Abstract]
Summary of Leases Recognized in Balance Sheet

The balance sheet shows the following amounts relating to leases:

	June 30,
	2022	2021

Right-of-use assets - Buildings	$7,443,048	$7,406,943

Lease liabilities
Current	$489,846	$410,792
Non-current	7,265,686	7,120,396
Total	$7,755,532	$7,531,188

Summary of Lease Amounts Recognized in Profit or Loss and Other Comprehensive Income

The statement of profit or loss and other comprehensive income shows the following amounts relating to leases:

	Year Ended June 30,
	2022	2021	2020

Depreciation of right-of-use assets - Buildings	$593,980	$197,680	$210,381
Interest expense	$312,786	$123,763	$112,303